Related Parties - Schedule of Related Party Transactions (Details) - Related Party - GREC II	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Base management fee payable, monthly rate (percent)	1.00%
Class I, Class D, Class T and Class S | Related Party Transaction, Fee Arrangement, Scenario One
Related Party Transaction [Line Items]
Aggregate NAV (Class I, Class D, Class T, and Class S shares)	$ 1,500,000,000
Base management fee payable, annual rate (percent)	1.50%
Base management fee payable, monthly rate (percent)	0.13%
Class I, Class D, Class T and Class S | Related Party Transaction, Fee Arrangement, Scenario Two
Related Party Transaction [Line Items]
Aggregate NAV (Class I, Class D, Class T, and Class S shares)	$ 1,500,000,000
Base management fee payable, annual rate (percent)	1.25%
Base management fee payable, monthly rate (percent)	0.10%